Business Combinations (Tables)	12 Months Ended
Dec. 31, 2013
Business Acquisition [Line Items]
Schedule of pro forma financial information
	December 31,
	2012	2012
	as reported	pro forma

Net sales	$71,501	$73,703
Net loss attributable to common shareholders	(4,820)	(6,887)

Net loss per share - basic and diluted	(0.61)	(0.87)

Illume Mobile [Member]
Business Acquisition [Line Items]
Schedule of fair value of the intangible assets acquired and the estimated useful lives over which they are being amortized

Assets acquired:
Accounts receivable	$16
Other current assets	15
Property and equipment	26
Intangible assets	630
Goodwill	444
Total assets	1,131

Liabilities assumed:
Accounts payable and other accrued liabilities	39
Unearned revenue	37
Total liabilities assumed	76
Net assets acquired	$1,055

Purchase consideration:
Cash paid at closing	$250
Shares issued at closing	698
Earn out consideration	107
Total purchase consideration	$1,055

Apex [Member]
Business Acquisition [Line Items]
Schedule of fair value of the intangible assets acquired and the estimated useful lives over which they are being amortized

Assets acquired:
Accounts receivable	$243
Due from related party	412
Other current assets	62
Property and equipment	30
Intangible assets	4,466
Goodwill	2,449
Total assets	7,662

Liabilities assumed:
Accounts payable and other accrued liabilities	194
Unearned revenue	297
Deferred tax liability	1,184
Total liabilities assumed	1,675
Net assets acquired	$5,987

Purchase consideration:
Cash paid at closing	$4,801
Accrued earn out consideration	1,186
Total purchase consideration	$5,987